Cover	Jun. 25, 2026
Cover [Abstract]
Entity Registrant Name	STARK FOCUS GROUP, INC.
Entity Central Index Key	0001794942
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 25, 2026
Entity File Number	333-237100
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	38 S Federal Highway
Entity Address Address Line 2	#10-199
Entity Address City Or Town	Dania Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33004
City Area Code	352
Local Phone Number	562–0289
Entity Tax Identification Number	32-0610316
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false